Average Annual Total Returns{- Freedom 2015 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2015 Portfolio	VIP Freedom 2015 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2015 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2015 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2015 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2015 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2015 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2015 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2015 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2015 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0550 Past 1 year	F0550 Past 5 years	F0550 Past 10 years
Total	13.76%	9.27%	7.60%	13.62%	9.16%	7.49%	13.56%	8.99%	7.34%	7.51%	4.44%	3.84%	11.62%	8.74%	7.50%